Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 132,629	$ 117,967
Accumulated depreciation	75,122	59,111
Property, plant and equipment	57,507	58,856
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	5,303	4,764
Accumulated depreciation	1,701	1,565
Property, plant and equipment	3,602	3,199
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	7,045	5,601
Accumulated depreciation	5,570	4,521
Property, plant and equipment	1,475	1,080
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	4,968	4,213
Accumulated depreciation	4,148	3,715
Property, plant and equipment	820	498
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	102,834	91,926
Accumulated depreciation	54,387	41,775
Property, plant and equipment	48,447	50,151
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	12,479	11,463
Accumulated depreciation	9,316	7,535
Property, plant and equipment	$ 3,163	$ 3,928